Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred tax liability (asset) [abstract]
Balance at beginning of the year	$ (4,776)	$ (2,975)	$ (1,871)
Deferred tax provision for the year	(1,763)	(4,381)	(1,526)
Change in the statutory rate			16
Acquisition of subsidiaries, see Note 4	(563)	150
Venezuela effect	261
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	(160)	324	(19)
Unrealized gain on available for sale securities	0	0	0
Cumulative translation adjustment	221	1,766	350
Remeasurements of the net defined benefit liability	(61)	12	32
Inflation adjustment	543	328	43
Balance at end of the year	$ (6,298)	$ (4,776)	$ (2,975)